Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2023
Basis of Presentation and General Information [Abstract]
Subsidiaries in Consolidation
Seanergy’s subsidiaries included in these consolidated financial statements:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
Seanergy Management Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Seanergy Shipmanagement Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Emperor Holding Ltd. (1)	Marshall Islands	N/A	N/A	N/A
Pembroke Chartering Services Limited (1)(3)(4)	Malta	N/A	N/A	N/A
Sea Genius Shipping Co. (1)	Marshall Islands	Geniuship	October 13, 2015	N/A
Sea Glorius Shipping Co. (6)	Marshall Islands	Gloriuship	November 3, 2015	July 5, 2022
Premier Marine Co. (1)	Marshall Islands	Premiership	September 11, 2015	N/A
Squire Ocean Navigation Co. (1)	Liberia	Squireship	November 10, 2015	N/A
Lord Ocean Navigation Co. (1)(5)	Liberia	Lordship	November 30, 2016	April 28, 2023
Champion Marine Co. (1)	Marshall Islands	Championship	November 7, 2018	N/A
Fellow Shipping Co. (1)	Marshall Islands	Fellowship	November 22, 2018	N/A
Friend Ocean Navigation Co. (1)	Liberia	Friendship	July 27, 2021	N/A
World Shipping Co. (1)	Marshall Islands	Worldship	August 30, 2021	N/A
Duke Shipping Co. (1)	Marshall Islands	Dukeship	November 26, 2021	N/A
Partner Marine Co. (1)(5)	Marshall Islands	Partnership	March 9, 2022	N/A
Honor Shipping Co. (1)	Marshall Islands	Honorship	June 27, 2022	N/A
Paros Ocean Navigation Co. (1)	Liberia	Paroship	December 27, 2022	N/A
Knight Ocean Navigation Co. (1)(5)	Liberia	Knightship	December 13, 2016	April 6, 2023
Flag Marine Co. (1)(5)	Marshall Islands	Flagship	May 6, 2021	May 11, 2021
Hellas Ocean Navigation Co. (1)(5)	Liberia	Hellasship	May 6, 2021	June 28, 2021
Patriot Shipping Co. (1)(5)	Marshall Islands	Patriotship	June 1, 2021	June 28, 2021
Good Ocean Navigation Co. (1)(4)(Note 6)	Liberia	Goodship	August 7, 2020	February 10, 2023
Traders Shipping Co. (1)(4)(Note 6)	Marshall Islands	Tradership	June 9, 2021	February 28, 2023
Gladiator Shipping Co. (1)(7)	Marshall Islands	N/A	N/A	N/A
Partner Shipping Co. Limited (1)(4)	Malta	Partnership	May 31, 2017	March 9, 2022
Titan Ocean Navigation Co. (1)(5)	Liberia	Titanship	October 24, 2023	N/A
Martinique International Corp. (1)(7)	British Virgin Islands	N/A	N/A	N/A
Harbour Business International Corp. (1)(7)	British Virgin Islands	N/A	N/A	N/A

(1)	Subsidiaries wholly owned
(2)	Management companies
(3)	Chartering services company
(4)	Dormant companies
(5)	Bareboat charterers
(6)	Subsidiary and vessel contributed to United following the Spin-off on July 5, 2022
(7)	Dormant companies which no longer own a vessel since 2018